Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments and other current assets, net

	As of December 31,
	2023	2024
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	3,989	25,923
Prepayments to vendors (Note a)	33,254	40,574
Income tax receivables	—	1,088
Interest receivables	9,844	1,346
Rental and other deposits	102	531
Others	214	241

Total	47,403	69,703